Columbia Variable Portfolio – Select Mid Cap Growth Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Mid Cap Growth Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 9.6%
Entertainment 4.9%
Roblox Corp., Class A(a)	101,202	3,863,892
Spotify Technology SA(a)	35,781	9,442,606
Take-Two Interactive Software, Inc.(a)	64,745	9,613,985
Total		22,920,483
Interactive Media & Services 1.9%
Pinterest, Inc., Class A(a)	262,019	9,084,199
Media 2.8%
Trade Desk, Inc. (The), Class A(a)	147,308	12,877,666
Total Communication Services		44,882,348
Consumer Discretionary 18.7%
Broadline Retail 2.3%
eBay, Inc.	209,765	11,071,397
Distributors 0.8%
LKQ Corp.	67,113	3,584,505
Hotels, Restaurants & Leisure 11.4%
Cava Group, Inc.(a)	51,599	3,614,510
Churchill Downs, Inc.	30,652	3,793,185
Domino’s Pizza, Inc.	16,803	8,349,074
DoorDash, Inc., Class A(a)	62,729	8,639,038
DraftKings, Inc., Class A(a)	144,848	6,577,548
Flutter Entertainment PLC(a)	15,903	3,140,683
Hilton Worldwide Holdings, Inc.	31,067	6,626,902
Royal Caribbean Cruises Ltd.(a)	21,000	2,919,210
Texas Roadhouse, Inc.	23,160	3,577,525
Wynn Resorts Ltd.	60,647	6,199,943
Total		53,437,618
Specialty Retail 4.2%
Floor & Decor Holdings, Inc., Class A(a)	51,564	6,683,726
Ross Stores, Inc.	64,096	9,406,729
Ulta Beauty, Inc.(a)	7,265	3,798,723
Total		19,889,178
Total Consumer Discretionary		87,982,698
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 4.2%
Beverages 0.6%
Celsius Holdings, Inc.(a)	34,133	2,830,309
Consumer Staples Distribution & Retail 2.7%
Casey’s General Stores, Inc.	15,360	4,891,392
Dollar Tree, Inc.(a)	58,742	7,821,497
Total		12,712,889
Household Products 0.9%
Clorox Co. (The)	26,948	4,126,008
Total Consumer Staples		19,669,206
Energy 3.7%
Oil, Gas & Consumable Fuels 3.7%
Cameco Corp.	148,299	6,424,312
Range Resources Corp.	102,721	3,536,684
Targa Resources Corp.	64,531	7,226,827
Total		17,187,823
Total Energy		17,187,823
Financials 6.9%
Capital Markets 2.5%
Blue Owl Capital, Inc.	154,763	2,918,830
KKR & Co., Inc., Class A	48,818	4,910,115
MSCI, Inc.	7,278	4,078,955
Total		11,907,900
Financial Services 2.8%
Apollo Global Management, Inc.	116,859	13,140,794
Insurance 1.6%
Kinsale Capital Group, Inc.	13,909	7,298,609
Total Financials		32,347,303
Health Care 19.3%
Biotechnology 1.1%
Natera, Inc.(a)	55,697	5,094,048

Columbia Variable Portfolio – Select Mid Cap Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Mid Cap Growth Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 7.2%
Align Technology, Inc.(a)	27,263	8,940,083
DexCom, Inc.(a)	92,978	12,896,049
IDEXX Laboratories, Inc.(a)	16,987	9,171,791
Shockwave Medical, Inc.(a)	9,139	2,975,932
Total		33,983,855
Health Care Providers & Services 2.7%
Cencora, Inc.	51,475	12,507,910
Health Care Technology 1.0%
Veeva Systems Inc., Class A(a)	20,528	4,756,133
Life Sciences Tools & Services 7.3%
Agilent Technologies, Inc.	49,422	7,191,395
Bio-Techne Corp.	121,699	8,566,393
Bruker Corp.	26,518	2,491,101
Charles River Laboratories International, Inc.(a)	31,549	8,548,201
West Pharmaceutical Services, Inc.	19,428	7,687,854
Total		34,484,944
Total Health Care		90,826,890
Industrials 14.2%
Aerospace & Defense 4.3%
BWX Technologies, Inc.	34,453	3,535,567
HEICO Corp.	30,904	5,902,664
Howmet Aerospace, Inc.	120,166	8,222,959
TransDigm Group, Inc.	2,062	2,539,559
Total		20,200,749
Building Products 1.4%
Builders FirstSource, Inc.(a)	31,023	6,469,847
Commercial Services & Supplies 2.0%
RB Global, Inc.	47,897	3,648,315
Rollins, Inc.	125,671	5,814,797
Total		9,463,112
Electrical Equipment 1.6%
AMETEK, Inc.	42,840	7,835,436
Ground Transportation 3.9%
Saia, Inc.(a)	7,931	4,639,635
XPO, Inc.(a)	111,119	13,559,851
Total		18,199,486
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 1.0%
Ferguson PLC	21,181	4,626,566
Total Industrials		66,795,196
Information Technology 19.7%
Communications Equipment 1.6%
Arista Networks, Inc.(a)	25,842	7,493,663
Electronic Equipment, Instruments & Components 0.7%
Vontier Corp.	70,018	3,176,016
IT Services 5.0%
Cloudflare, Inc.(a)	37,068	3,589,294
MongoDB, Inc.(a)	35,721	12,810,980
Snowflake, Inc., Class A(a)	44,249	7,150,638
Total		23,550,912
Semiconductors & Semiconductor Equipment 2.7%
Lattice Semiconductor Corp.(a)	45,246	3,539,595
Microchip Technology, Inc.	60,023	5,384,663
Rambus, Inc.(a)	62,516	3,864,114
Total		12,788,372
Software 9.7%
Crowdstrike Holdings, Inc., Class A(a)	34,625	11,100,429
Datadog, Inc., Class A(a)	58,034	7,173,002
Fair Isaac Corp.(a)	7,411	9,260,860
Gitlab, Inc., Class A(a)	57,280	3,340,570
HubSpot, Inc.(a)	23,052	14,443,461
Total		45,318,322
Total Information Technology		92,327,285
Real Estate 2.6%
Real Estate Management & Development 2.6%
CoStar Group, Inc.(a)	127,685	12,334,371
Total Real Estate		12,334,371
Total Common Stocks (Cost $389,508,391)		464,353,120

Columbia Variable Portfolio – Select Mid Cap Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Mid Cap Growth Fund, March 31, 2024 (Unaudited)
Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(b),(c)	5,293,430	5,292,371
Total Money Market Funds (Cost $5,292,060)		5,292,371
Total Investments in Securities (Cost: $394,800,451)		469,645,491
Other Assets & Liabilities, Net		(61,239)
Net Assets		469,584,252
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	5,187,660	50,341,247	(50,236,328)	(208)	5,292,371	(74)	63,486	5,293,430
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Select Mid Cap Growth Fund  | First Quarter Report 2024

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1QT7017_12_C01_(05/24)